CONCENTRATIONS (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Customer One [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	31.00%	24.00%	43.00%
Customer One [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	11.00%	18.00%	22.00%
Customer Two [Member] | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	17.00%	12.00%
Customer Two [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	14.00%	14.00%
Customer Three [Member] | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%
China National Petroleum Corporation | Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	39.00%	39.00%	45.00%
China National Petroleum Corporation | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	36.00%	31.00%	29.00%